Stock-Based Compensation - Summary of Effects of Stock-Based Compensation (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation	$ 2,401	$ 416	$ 3,543	$ 761	$ 430
Research and development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation	642	102	1,094	206	159
Sales and marketing
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation	709	140	1,058	230	92
General and administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation	$ 1,050	$ 174	$ 1,391	$ 325	$ 179